Net interest income (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
3. Net interest income
Costs to originate credit card balances	£ 684	£ 585	£ 486
Interest income on impaired financial assets accrued	9	9	£ 16
Interest expense on lease liabilities	£ 25	£ 488